ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

10. ACCRUED EXPENSES

Accrued expenses consist of:

	December 31,
	2022	2021
	(in thousands)
Consideration payable to selling stockholder	$8,200	$-
Accrued government taxes	5,517	8,647
Accrued interest	3,781	2,611
Accrued salaries and benefits	600	957
Accruals to social agencies	664	582
Other accrued expenses	212	265
Total	$18,974	$13,062